Obligations for pension and similar liabilities (Details 4) - Sensitivity [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sensitivity Current Service Cost And Interest [Member]
IfrsStatementLineItems [Line Items]
Interest rate (+)0.5%	R$ (27,627)	R$ (22,524)	R$ (25,444)
Interest rate (-)0.5%	24,768	24,802	28,133
Biometric General Mortality Table Applied (+) 2 years	(50,263)	(42,586)	(44,619)
Biometric General Mortality Table Applied (-) 2 years	48,527	45,310	47,934
Medical Assistance Cost (+)0.5%	26,968	29,297	31,280
Medical Assistance Cost (-)0.5%	(30,133)	(27,104)	(28,762)
Present Value Of Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest rate (+)0.5%	(346,439)	(240,984)	(305,114)
Interest rate (-)0.5%	266,243	265,351	337,349
Biometric General Mortality Table Applied (+) 2 years	(611,723)	(455,624)	(535,039)
Biometric General Mortality Table Applied (-) 2 years	544,105	484,763	574,793
Medical Assistance Cost (+)0.5%	291,763	313,438	375,089
Medical Assistance Cost (-)0.5%	R$ (376,538)	R$ (289,978)	R$ (344,891)